Organization and Basis of Presentation	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Organization and Basis of Presentation
1.	Organization and Basis of Presentation

Organization

Roundtable Media, LLC was incorporated in Puerto Rico on May 27, 2021.  On November 9, 2022, it transitioned to a Delaware Corporation as “Roundtable Media, Inc.” with all LLC shares exchanged for shares in the corporation on a 1:1 basis pursuant to a Stock Exchange Agreement. On June 30, 2024, Roundtable Media, Inc. effected a 1:5 reverse-split of its common stock (the “2024 Reverse Stock Split”) by filing an amendment to its Amended and Restated Certificate of Incorporation, as amended, with the Delaware Secretary of State. The 2024 Reverse Stock Split combined every 5 shares of common stock issued and outstanding immediately prior to effecting the 2024 Reverse Stock Split into one share of common stock. No fractional shares were issued in connection with the 2024 Reverse Stock Split. As a result, the number of shares and per share information throughout these financial statements have been retrospectively adjusted to reflect the 2024 Reverse Stock Split. On October 29, 2024, the name of Roundtable Media, Inc. was changed to “RTB Digital, Inc.,” d/b/a Roundtable. On July 8, 2025, RTB Digital, Inc. filed an amendment to its Amended and Restated Certificate of Incorporation to change the par value of all classes of common stock and preferred stock from $0.0005 to $0.000002. This change had no impact on total stockholders’ equity and the change is unrelated to the 2024 Reverse Stock Split.

Unless the context indicates otherwise, Roundtable Media, LLC, Roundtable Media, Inc., and RTB Digital, Inc., are together hereinafter referred to as the “Company.”

Business Operations

RTB Digital, Inc. is a media company that has developed an exclusive coalition of professionally managed online media channels based on a Company developed technology platform. The Company’s operations primarily consist of software development, advertising and sponsorship sales, building a list of selective, invite-only “Platform Partners” and reaching out to potential Platform Partners for discussion.

Each channel is operated by an invite only Platform Partner, drawn from major media companies, subject matter experts, reporters, and social leaders. Platform Partners publish professional content and oversee an online community for their respective channels, leveraging the Company’s proprietary, Web3-based, mobile-enabled, video-focused technology platform (the “Platform”), engaging niche audiences within a single coalition.

Platform Partners incur the costs in content creation on their respective channels and receive a share of the revenue associated with their content. Because of the state-of-the-art technology and large scale of the Platform and our expertise in search engine optimization, user engagement, ad monetization and content distribution, Platform Partners continually benefit from our ongoing technological advances and audience development expertise. While the Platform Partners benefit from these critical performance improvements, they may also save substantial technology, infrastructure, advertising sales, member marketing and management costs.

The Company’s strategy includes acquiring related online media, publishing and technology businesses by merger or acquisition that management believes will expand the scale of unique users interacting on our technology platform. The Company believes that with an increased scale in unique users, it will be able to obtain improved advertising terms and grow advertising revenue.

Going Concern

For the years ended December 31, 2025, and 2024, the Company reported net losses of $8,043 and $1,316, respectively, and negative operating cash flows of $2,160 and $997, respectively. For the three months ended March 31, 2026, the Company reported a net loss of $4,779 and, as of March 31, 2026, it had net working capital of $7,323 and an accumulated deficit of $18,565. Also, based on its latest internal revenue and expense projections, the Company expects to generate an operating loss and negative operating cash flows for the twelve months ending December 31, 2026.

Due to the foregoing factors, and after considering the conditions and events known to management through the date of these financial statements, management has determined that the Company's available cash and other liquidity will not be sufficient to fund the Company's operations and capital needs for the twelve months following the issuance date of these financial statements. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The Company's ability to continue as a going concern is contingent upon the successful execution of management's plans to improve its liquidity position over the next twelve months, which include, without limitation, all of the following:

●	increasing revenue through expanded advertising and sponsorship agreements;

●	increasing revenue and revenue diversity by recruiting more media partners to utilize the Company’s platform. Through the first six months of 2026, the Company has recruited 20-plus sports partner channels, covering the Oakland Athletics, Stanford Cardinal, Liverpool FC, Atlanta Falcons, Georgia Bulldogs, Tampa Bay Rays, Manchester United, Chelsea, and Real Madrid, among others;

●	leveraging revenue growth opportunities stemming from the recently completed merger with Ryvyl Inc., effective May 12, 2026 (see Note 10, Subsequent Events);

●	exploring additional strategic initiatives, including M&A opportunities, which on March 5, 2026, resulted in the Company entering into an agreement to purchase an equity stake in a digital media company (see Note 10, Subsequent Events). The transaction represents up to $100,000 in potential additional revenue for the Company; and

●	raising additional capital through a variety of means, including private and public equity offerings. The Company recently initiated a PIPE fundraising round targeting a minimum of $50,000.

Management has assessed that its plan described above, if successfully implemented, is appropriate and sufficient to address its liquidity shortfall and to provide funds to cover operations for the next 12 months from the date of these financial statements. However, there can be no assurance that we will be successful in implementing our plan, that our projections of our future capital needs will prove accurate, or that any additional funding will be available in a timely manner, on favorable terms, or be sufficient to continue our operations. The Company’s financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.